Assets Held for Sale - Summary of Disposal Group Comprised Assets and Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets And Liabilities Held For Sale [Line Items]
Property, plant and equipment	€ 83,054	€ 85,306	€ 102,523
Inventories	80,211	63,909	€ 69,685	€ 84,227
Trade receivables	41,259	33,934
Long-term borrowings	€ 13,577	9,302
Total liabilities held for sale		3,386
Disposal Groups Classified as Held For Sale [member]
Assets And Liabilities Held For Sale [Line Items]
Property, plant and equipment		1,620
Intangible assets		9
Inventories		971
Trade receivables		1,304
Other financial assets		65
Total assets held for sale		3,969
Long-term borrowings		344
Employees’ leaving entitlement		408
Trade payables and other financial liabilities		2,634
Total liabilities held for sale		€ 3,386